Lease Revenue	12 Months Ended
Dec. 31, 2014
Lease Revenue
Lease Revenue

18. Lease Revenue

Successor

        Our current operating lease agreements, expire up to and over the next 12 years. Minimum future rentals on non-cancelable operating leases and subleases of flight equipment that has been delivered as of December 31, 2014 are as follows:

Year Ended	(Dollars in thousands)
2015	$3,524,388
2016	2,979,268
2017	2,360,898
2018	1,676,674
2019	1,185,590
Thereafter	2,916,582

Total	$14,643,400

        Successor recognized maintenance rents and EOL compensation of $149.3 million for the period beginning February 5, 2014 and ending December 31, 2014.

Predecessor

Rental Income

        Net overhaul rentals recognized aggregated $109.8 million for the period beginning January 1, 2014 and ending May 13, 2014, $202.4 million for the year ended December 31, 2013, and $241.6 and the year ended December 31, 2012, from overhaul rental collections of $242.0 million, $713.4 million and $722 million respectively. Flight hour rental revenue we earned based on the lessees' usage aggregated $21.3 million for the period beginning January 1, 2014 and ending May 13, 2014, $75.7 million and $105.3 million for the years ended December 31, 2013 and 2012, respectively.

        Lease Incentives:    Unamortized lease incentives of $183.2 million at December 31 2013 were included in Lease receivables and other assets on our Consolidated Balance Sheet. We capitalized lease incentives of $138.5 million for the year ended December 31, 2013. During the period beginning January 1, 2014 and ending May 13, 2014 and the years ended December 31, 2013 and 2012, we amortized lease incentives into Rentals of flight equipment aggregating $17.9 million, $78.1 million and $61.5 million, respectively.